Revenue - Liquefaction Services Revenue (Details) $ in Thousands		9 Months Ended
	May 31, 2018 USD ($)	Sep. 30, 2021 USD ($) $ / barrel	Sep. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 336,717	$ 319,953
Overproduction revenue		$ 1,313	0
Oil price per barrel (in usd per barrel) | $ / barrel		60
Contract with customer, liability, revenue recognized	$ 33,800
FLNG
Disaggregation of Revenue [Line Items]
Derivative asset				$ 79,600
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 164,614	163,572
Amortization of deferred commissioning period revenue billing		3,081	3,165
Amortization of Day 1 gain		7,264	7,463
Other		(420)	(432)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 153,376	$ 153,376